Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 3,847	€ 2,203
Property, plant and equipment	18,111	6
Total non-current assets	21,958	2,209
Current assets
Inventory	3,685
Prepayments and other receivables	8,472	2,206
Financial asset investments at fair value through profit or loss	27,453
Cash and cash equivalents	7,681	58,007
Total current assets	47,291	60,213
Total assets	69,249	62,422
Non-current liabilities
Trade and other payables – lease liability	411
Total non-current liabilities	411
Current liabilities
Trade and other payables	2,877	1,777
Derivative financial instruments - warrants	15,271	52,932
Accrued expenses	1,178	349
Total current liabilities	19,326	55,058
Total liabilities	19,737	55,058
Net assets	49,512	7,364
Equity
Share capital	2	1
Share premium	213,477	194,053
Share-based payments reserve	463	1,438
Retained earnings	(164,430)	(188,128)
Total equity	€ 49,512	€ 7,364